SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9:-	SHAREHOLDERS' EQUITY

Stock option plans:

In April 2015, the Company's Board of Directors adopted the "2015 Share Option Plan" (the "Plan"), which authorized the grant of options to purchase up to an aggregate of 1,500,000 Ordinary shares to officers, directors, consultants and key employees of the Company and its subsidiaries. Options granted under the Plan expire within a maximum of ten years from adoption of the Plan, In November 2018 the Company's Board of Directors extended the Plan for 10 additional years.

Generally, under the terms of the Plan, unless determined otherwise by the administrator of the Plans, 25% of the option granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years.

In addition, options granted under the plan are granted at the average closing price of our Shares as quoted on NASDAQ during the 30 business days prior to the date the Option is granted.

For our US employees, the exercise price is the higher of (a) the average closing price of our shares as quoted on NASDAQ during the 30 business days prior to the date the option is granted, and (b) the closing price as quoted on NASDAQ on the last trading day preceding the date the option is granted.

These options will be exercisable for 48 months following the date of vesting.

As of June 30, 2021, options to purchase 205,937 Ordinary shares are available for future grant under the Plan.

A summary of the Company’s activity for options granted to employees and directors under the Plan is as follows:

	Six months ended June 30, 2021
	Unaudited
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	3,290,162	$3.57	7.91	$8,768
Granted	1,600,000	12.79	-	-
Exercised	(461,402)	2.70	-	-
Forfeiture	(23,125)	4.91	-	-

Outstanding at the end of the period	4,405,635	7.00	8.35	23,808

Exercisable	1,291,533	$3.12	7.04	$11,710

The weighted average fair value of options granted during the six months ended June 30, 2021 and 2020 was $7,744 and $1,498, respectively.

The intrinsic value of exercisable options (the difference between the closing share price of the Company’s Ordinary Shares on the last trading day in the period and the exercise price, multiplied by the number of in-the-money options) represents the amount that would have been received by the option holders had all option holders exercised their options on June 30, 2021. This amount changes based on the fair market value of the Company’s Ordinary shares.

The total intrinsic value of options exercised during the six months period ended June 30, 2021 and, during the year ended December 31, 2020, were $4,596, and $4,376, respectively

As of June 30, 2021, unamortized compensation expenses related to stock options to be recognized over an average time of approximately four (4) years is approximately $9,958.

During the six months period ended June 30, 2021, the Company recognized compensation expenses related to stock options in the amount of $1,326, as follows:

	Six months ended June 30,
	2021	2020
	Unaudited

Cost of revenues	$222	$122
Research and development	310	178
Marketing and selling	82	(18)
General and administrative	712	400

	$1,326	$682